Goodwill (Details) - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 19, 2021	Feb. 28, 2023	May 31, 2022	May 31, 2021
Goodwill (Details) [Line Items]
Goodwill		$ 8,449,454	$ 4,463,129	$ 4,463,129
Existing note reduced value assumed	$ 325,000
Hong Kong [Member]
Goodwill (Details) [Line Items]
Goodwill			$ 4,463,129	$ 4,463,129